Consolidated statement of equity - CAD ($) $ in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2015			$ 12,102	$ 2,499	$ 7	$ 2,769	$ (939)	$ 1,717
Shares issued:
Under dividend reinvestment and share purchase plan			177
On exercise of stock options			74
Under public offerings, net of issue costs			7,752	1,481
Shares repurchased			(6)		(8)
Issuance of stock options, net of exercises					6
Dilution from TC PipeLines, LP units issued					24			215
Asset drop-downs to TC PipeLines, LP					(38)
Columbia Pipeline Partners LP acquisition								(40)
Reclassification of additional paid-in capital deficit to retained earnings					9
Net income attributable to controlling interests	$ 233					233
Common share dividends						(1,733)
Preferred share dividends						(122)
Reclassification of additional paid-in capital deficit to retained earnings						(9)
Other comprehensive income/(loss) attributable to controlling interests (Note 22)	(32)						(21)
Net (loss)/income attributable to non-controlling interests	(252)							252
Other comprehensive income/(loss) attributable to non-controlling interests								(11)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					24			215
Decrease in TransCanada's ownership of TC PipeLines, LP								(40)
Distributions declared to non-controlling interests								(279)
Reclassification from/(to) common units subject to rescission or redemption (Note 19)								(1,179)
Acquisition of non-controlling interests in Columbia Pipeline Partners LP								1,051
Balance at end of year at Dec. 31, 2016	25,983	$ 24,257	20,099	3,980		1,138	(960)	1,726
Shares issued:
Under at-the-market equity issuance program, net of issue costs			216
Under dividend reinvestment and share purchase plan			790
On exercise of stock options			62
Issuance of stock options, net of exercises					6
Dilution from TC PipeLines, LP units issued					26			225
Asset drop-downs to TC PipeLines, LP					(202)
Columbia Pipeline Partners LP acquisition					(171)			(41)
Reclassification of additional paid-in capital deficit to retained earnings					341
Net income attributable to controlling interests	3,157					3,157
Common share dividends						(2,184)
Preferred share dividends						(159)
Reclassification of additional paid-in capital deficit to retained earnings						(341)
Other comprehensive income/(loss) attributable to controlling interests (Note 22)	(926)						(771)
Net (loss)/income attributable to non-controlling interests	(238)							238
Other comprehensive income/(loss) attributable to non-controlling interests								(155)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					26			225
Decrease in TransCanada's ownership of TC PipeLines, LP					(171)			(41)
Distributions declared to non-controlling interests								(280)
Reclassification from/(to) common units subject to rescission or redemption (Note 19)								106
Impact of Columbia Pipeline Partners LP acquisition								33
Balance at end of year at Dec. 31, 2017	26,891	25,039	21,167	3,980		1,623	(1,731)	1,852
Shares issued:
Under at-the-market equity issuance program, net of issue costs			1,118
Under dividend reinvestment and share purchase plan			855
On exercise of stock options			34
Issuance of stock options, net of exercises					10
Dilution from TC PipeLines, LP units issued					7			49
Columbia Pipeline Partners LP acquisition								(9)
Net income attributable to controlling interests	3,702					3,702
Common share dividends						(2,501)
Preferred share dividends						(163)
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform (Note 3)						17	(17)
Other comprehensive income/(loss) attributable to controlling interests (Note 22)	1,314						1,142
Net (loss)/income attributable to non-controlling interests	185							(185)
Other comprehensive income/(loss) attributable to non-controlling interests								172
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					7			49
Decrease in TransCanada's ownership of TC PipeLines, LP								(9)
Distributions declared to non-controlling interests								(224)
Balance at end of year at Dec. 31, 2018	$ 30,993	$ 29,338	$ 23,174	$ 3,980	$ 17	$ 2,773	$ (606)	$ 1,655